Intangible asset (Details) £ in Thousands	6 Months Ended
Jun. 30, 2026 GBP (£)
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 5,645
Balance at end	6,011
Net book value	6,011
Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	21,383
Acquisition	366
Balance at end	21,749
Net book value	21,749
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,738
Amortization charge for the period
Balance at end	15,738
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at end	6,011
Net book value	6,011
Intangible assets under development [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	19,023
Acquisition	366
Balance at end	19,389
Net book value	19,389
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378
Amortization charge for the period
Balance at end	13,378
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at end
Net book value
Goodwill [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291
Acquisition
Balance at end	2,291
Net book value	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291
Amortization charge for the period
Balance at end	2,291
IT and website costs [member]
IfrsStatementLineItems [Line Items]
Balance at end
Net book value
IT and website costs [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	69
Acquisition
Balance at end	69
Net book value	69
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	69
Amortization charge for the period
Balance at end	£ 69